Subsidiaries and Associates (Tables)	12 Months Ended
Mar. 31, 2019
Interests In Other Entities [Abstract]
Listing of consolidated subsidiaries
The following is a listing of the Company's consolidated subsidiaries as of March 31, 2019:

Company Name	Country	Voting Share Capital Hd
Takeda Austria GmbH	Austria	100.0%
Baxter AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Shire Pharma Canada ULC	Canada	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Shire BioScience (Shanghai) Co. Ltd	China	100.0%
Takeda Pharmaceutical (China) Company Limited	China	100.0%
Takeda Pharma A/S	Denmark	100.0%
Takeda France S.A.S.	France	100.0%
Shire France S.A.S	France	100.0%
Takeda GmbH	Germany	100.0%
Shire Deutschland GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Pharmaceutical Holdings Ireland Limited	Ireland	100.0%
Shire Pharmaceuticals International Unlimited Company	Ireland	100.0%
Shire Pharmaceuticals Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Shire Italia S.p.A.	Italy	100.0%
Takeda Consumer Healthcare Company Limited	Japan	100.0%
Nihon Pharmaceutical Co., Ltd.	Japan	87.3%
Shire Japan KK	Japan	100.0%
Shire plc	Jersey	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda AS	Norway	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Vaccines Pte. Ltd.	Singapore	100.0%
Shire Pharmaceuticals Iberica S.L.U.	Spain	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta GmbH	Switzerland	100.0%
Baxalta Manufacturing S.à r.l.	Switzerland	100.0%
Baxalta Recombinant S.à r.l	Switzerland	100.0%
Shire International GmbH	Switzerland	100.0%
Takeda UK Limited	U.K	100.0%
Takeda Development Centre Europe Ltd.	U.K	100.0%
Shire Pharmaceuticals Limited	U.K.	100.0%
Shire Pharmaceutical Development Limited	U.K.	100.0%
Takeda Pharmaceuticals International, Inc.	U.S.A.	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.A.	100.0%
Millennium Pharmaceuticals, Inc.	U.S.A.	100.0%
ARIAD Pharmaceutical, Inc.	U.S.A.	100.0%
Takeda California, Inc.	U.S.A.	100.0%
Takeda Vaccines, Inc.	U.S.A.	100.0%
Takeda Development Center Americas, Inc.	U.S.A.	100.0%

Company Name	Country	Voting Share Capital Hd
Baxalta Incorporated	U.S.A.	100.0%
Baxalta US Inc.	U.S.A.	100.0%
Shire Human Genetic Therapies Inc	U.S.A.	100.0%
Shire ViroPharma Incorporated	U.S.A.	100.0%
Shire-NPS Pharmaceuticals, Inc.	U.S.A.	100.0%
Dyax Corp.	U.S.A.	100.0%
Meritage Pharma, Inc.	U.S.A.	100.0%
Shire Development LLC	U.S.A.	100.0%
Shire North American Group Inc.	U.S.A.	100.0%
301 immaterial subsidiaries

Listing of associates accounted for using the equity method
The following is a listing of the Company's associates accounted for using the equity method as of March 31, 2019:

Company Name	Country	Voting Share Capital Hd
Cerevance, LLC	U.S.A.	27.8%
Teva Takeda Pharma Ltd.	Japan	49.0%
Amato Pharmaceutical Products, Ltd.	Japan	30.0%
16 immaterial associates